Inventory - Summary of Inventory (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 10,083	$ 507,326
Components and assemblies	1,240,568	1,403,873
Finished goods – at cost	133,253	89,609
Total Inventory	$ 1,383,904	$ 2,000,808